EATON VANCE GLOBAL SOVEREIGN BOND FUND

(formerly EATON VANCE GLOBAL BOND FUND)

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2023

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Short Duration Strategic Income Fund”:

Portfolio Managers

Justin Bourgette, Vice President of Eaton Vance, has managed the Fund since November 2019.

Brian Shaw, Vice President of Eaton Vance, has managed the Fund since November 2019.

Andrew Szczurowski, Vice President of Eaton Vance, has managed the Fund since November 2013.

2.    The following replaces the third paragraph under “Management – Short Duration Strategic Income Fund” in “Management and Organization”:

The Fund is managed by Justin Bourgette (since November 1, 2019), Brian Shaw (since November 1, 2019) and Andrew Szczurowski (since November 1, 2013). Messrs. Bourgette, Shaw and Szczurowski manage other Eaton Vance funds and portfolios and are Vice Presidents of Eaton Vance and BMR and have been employees of the Eaton Vance organization for more than five years.

October 18, 2023	42987 10.18.23

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL SOVEREIGN OPPORTUNITIES FUND
(formerly EATON VANCE GLOBAL BOND FUND)

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2023

1.	The following replaces the “Principal Officers who are not Trustees” table under “Fund Management.” in “Management and Organization”:

Principal Officers who are not Trustees
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
KENNETH A. TOPPING 1966	President	Since 2023	Vice President and Chief Administrative Officer of Eaton Vance and BMR and Chief Operating Officer for Public Markets at MSIM. Officer of 107 registered investment companies managed by Eaton Vance or BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
DEIDRE E. WALSH 1971	Vice President and Chief Legal Officer	Since 2021	Vice President of Eaton Vance and BMR. Officer of 127 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 42 registered investment companies advised or administered by CRM since 2021.
JAMES F. KIRCHNER 1967	Treasurer	Since 2013	Vice President of Eaton Vance and BMR. Officer of 127 registered investment companies managed by Eaton Vance or BMR. Also Vice President of CRM and officer of 42 registered investment companies advised or administered by CRM since 2016.
NICHOLAS DI LORENZO 1987	Secretary	Since 2022	Officer of 127 registered investment companies managed by Eaton Vance or BMR. Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
RICHARD F. FROIO 1968	Chief Compliance Officer	Since 2017	Vice President of Eaton Vance and BMR since 2017. Officer of 127 registered investment companies managed by Eaton Vance or BMR. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

2.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin Bourgette(1)
Registered Investment Companies(2)	5	$4,509.0	0	$0
Other Pooled Investment Vehicles	4	$251.4	0	$0
Other Accounts	2	$134.7	0	$0
Patrick Campbell
Registered Investment Companies(2)	5	$12,483.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Hussein Khattab
Registered Investment Companies(2)	0	$0	0	$0
Other Pooled Investment Vehicles	2	$144.5	0	$0
Other Accounts	0	$0	0	$0
Kyle Lee(1)
Registered Investment Companies(2)	5	$12,483.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Federico Sequeda
Registered Investment Companies(2)	6	$12,679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian Shaw(1)
Registered Investment Companies(2)	5	$8,129.4	0	$0
Other Pooled Investment Vehicles	1	$85.4	0	$0
Other Accounts	0	$0	0	$0
Andrew Szczurowski(1)
Registered Investment Companies(2)	5	$19,920.7	0	$0
Other Pooled Investment Vehicles	1	$85.4	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investments vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	Includes the Fund and Portfolio.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Bond Fund
Patrick Campbell	None	$100,001 - $500,000
Brian Shaw	None	$100,001 - $500,000
Kyle Lee	$50,001 - $100,000	Over $1,000,000
Emerging Markets Local Income Fund
Patrick Campbell	None	$10,001 - $50,000
Brian Shaw	$10,001 - $50,000	$100,001 - $500,000
Global Macro Absolute Return Fund
Patrick Campbell	None	$100,001 - $500,000
Hussein Khattab	None	$10,001 - $50,000
Kyle Lee	$10,001 - $50,000	Over $1,000,000
Federico Sequeda	None	$100,001 - $500,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Macro Absolute Return Advantage Fund
Patrick Campbell	None	$100,001 - $500,000
Hussein Khattab	None	$10,001 - $50,000
Kyle Lee	None	Over $1,000,000
Federico Sequeda	None	$100,001 - $500,000
Short Duration Strategic Income Fund
Justin Bourgette	$100,001 - $500,000	$500,001 - $1,000,000
Brian Shaw	$10,001 - $50,000	$100,001 - $500,000
Andrew Szczurowski	Over $1,000,000	Over $1,000,000

October 18, 2023